CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 1,394,320	$ 373,599	$ 3,506,120	$ 881,975	$ 316,021	$ 3,794,176
Loss from operations	(1,394,320)	(373,599)	(3,506,120)	(881,975)	(316,021)	(3,794,176)
Interest and dividend income on investments held in Trust Account	290,025	325,846	548,503	344,043	2,747	2,030,383
Change in fair value of forward purchase units	(270,000)		(460,000)
Net Loss	(1,374,295)	(47,753)	(3,417,617)	(537,932)	$ (313,274)	(1,763,793)
Class A Ordinary Shares
Net Loss	$ (379,403)	$ (38,202)	$ (983,898)	$ (430,346)		$ (1,360,510)
Weighted average shares outstanding, Basic	2,192,766	23,000,000	2,324,596	23,000,000	4,011,628	19,398,096
Weighted average shares outstanding, Diluted	2,192,766	23,000,000	2,324,596	23,000,000	4,011,628	19,398,096
Net income (loss) per share, Basic	$ (0.17)	$ 0	$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)
Net Income (loss) per share, Diluted	$ (0.17)	$ 0	$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)
Class B Ordinary Shares
Net Loss	$ (944,892)	$ (9,551)	$ (2,433,719)	$ (107,586)		$ (403,283)
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,072,674	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,072,674	5,750,000
Net income (loss) per share, Basic	$ (0.17)	$ 0	$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)
Net Income (loss) per share, Diluted	$ (0.17)	$ 0	$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)